Summary of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Material Accounting Policies [Abstract]
Schedule of Estimated Useful Life	Depreciation of each asset is calculated using the straight-line method or units of production, as appropriate, to allocate its cost less its residual value over its estimated useful life, as follows:
Buildings and facilities	10-30 years
Computer equipment	3 years
Exploration equipment and structures	3-10 years
Leasehold improvement	3-4 years